Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt Obligations
3. Debt Obligations

Extinguishment of 14% Debenture

In June 2010, Pet Airways, Inc. (Florida) issued a $250,000 principal amount unsecured debenture, with an interest rate of 14% per annum and a maturity date of June 18, 2011 (“14% debenture”). Interest on the 14% debenture is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

On June 3, 2011, The PAWS Pet Company, Inc. (Illinois) extinguished the $250,000 principal amount 14% debenture in exchange for a $350,000 principal amount convertible debenture with a coupon interest rate of 14% per annum, a conversion price of $0.50 per share of common stock and a maturity date of August 14, 2013 (“14% convertible debenture”) and a detached warrant for the purchase of 875,000 shares of common stock at an exercise price of $0.50 per share with an expiration date of June 3, 2016. The extinguishment of the $250,000 principal amount 14% debenture resulted in a total loss on the extinguishment of debt of $571,122 including $10,128 of accrued interest payable.

The 14% convertible debenture and detached warrant issued above is subject to derivative liability accounting. Using the Black-Scholes option pricing model, a fair value of the debenture’s beneficial conversion feature and warrant component derivative was determined to be $342,632 and has been recorded as APIC and debt discount. Using the Black-Scholes option pricing model, a fair value of the detached warrant was determined to be $481,250 and has been recorded as APIC and element of the total loss on the extinguishment of debt.

Convertible Debentures

In August 2010, in a series of transactions, the Company issued five unsecured, convertible debentures, with an aggregate principal balance of $500,000, with interest rates of 8% per annum and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at a conversion price of $0.50 per share. Also, in August 2010, the Company issued an unsecured, convertible debenture in the principal amount of $500,000 with an interest rate of 8% and a maturity date of August 2013. The debenture is convertible into shares of the Company’s stock at a conversion price of $0.40 per share. Interest on the above debentures is payable quarterly. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

In January 2011, the debenture holders of aggregate $525,000 principal amount of 8% convertible debentures elected to convert their debentures into 1,300,000 shares of common stock.

At September 30, 2011, an aggregate of $475,000 and $350,000 principal amount 8% and 14% convertible debentures, respectively, were outstanding.

At September 30, 2011 and December 31, 2010, the aggregate $825,000 and $1,000,000 convertible debentures if-converted shares of common stock issuable at conversion rates ranging from $0.40 to $0.50 per share resulted in 1,825,000 and 2,250,000 shares and have a fair market value of $547,500 and $3,375,000 using the common stock closing prices of $0.30 and $1.50 per share.

Debt Discount

On January 17, 2011, the Company amortized to interest expense $325,399 of the debt discount related to the conversion of aggregate $525,000 principal amount unsecured 8% convertible debentures into 1,300,000 shares of common stock.

On June 3, 2011, the Company issued a 14% convertible debenture and detached warrant that was subject to derivative liability accounting. Using the Black-Scholes option pricing model, a fair value of the debenture’s beneficial conversion feature and warrant component derivative was determined to be $342,632 and has been recorded as debt discount and APIC.

For the three and nine month period ended September 30, 2011, the Company amortized to interest expense using the effective interest method $64,817 and $145,730, respectively, of the debt discount related to the convertible debentures.

At September 30, 2011 and December 31, 2010, the aggregate unamortized debt discount was $567,310 and $695,807, respectively. The unamortized debt discount at September 30, 2011 is being amortized to interest expense using the effective interest method through the earlier of the conversion date or the maturity dates of the convertible debentures. The total effective interest rate on the liability component was 14 percent for the period ended September 30, 2011.

The following table summarizes the principal, unamortized debt discount and equity components of the Company’s convertible debentures derivative liability net carrying amount:

	September 30, 2011	December 31, 2010
Principal amount 8% convertible debenture	$475,000	$1,000,000
Principal amount 14% convertible debenture	$350,000
Unamortized debt discount	(567,310)	(695,807)
Net carrying amount	$257,690	$304,193

Equity component (recognized in Additional paid-in capital)	$790,131	$790,131

7.   Debt Obligations

Current 14% Convertible Debenture

In June 2010, the Company issued a $250,000 face amount unsecured, convertible debenture, with an interest rate of 14% per annum and a maturity date of June 18, 2011. The debenture is convertible into shares of the Company’s stock at conversion prices of $0.40 per share.  Interest on the above debentures is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

Non-current 8% Convertible Debentures

In August 2010, in a series of transactions, the Company issued five unsecured, convertible debentures, aggregating $500,000, with interest rates of 8% per annum and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at conversion prices of $0.50 per share.

Also, in August 2010, the Company issued a $500,000 face amount unsecured, convertible debenture with an interest rate of 8% and a maturity date of August 2013. The debentures are convertible into shares of the Company’s stock at conversion prices of $0.40 per share.  Interest on the above debenture is payable quarterly starting January 1, 2011. At the Company’s option, interest due may be settled in cash or shares of Company common stock.

The $250,000 face amount, 14% convertible debenture with a maturity date of June 18, 2011, which at the option of the debenture holder had the option of being converted into a $250,000 face amount, 8% convertible debenture with a maturity date of August 2013, was to be issued warrants to purchase 625,000 shares of common stock upon its conversion into the 8% convertible debenture. At December 31, 2010, the conversion contingency had not been satisfied and accordingly, no fair market value for the warrants were recorded at December 31, 2010.

Pursuant to the terms of the debentures, the Company has elected to issue common stock shares to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest at December 31, 2010 is convertible into 104,708 common stock shares at conversion rates ranging from $0.40 to $0.50 per share.  The Company’s closing stock price was $1.50 on December 31, 2010. The resulting $157,062 common stock share value has been recognized as interest expense and accrued interest at December 31, 2010. (See Note 14 - Subsequent Events)

Warrants

The Company granted common stock warrants to non-employee individuals and unrelated entities to purchase 300,000 and 1,400,000 shares of common stock in May and August 2010, respectively. At the date of grant, the warrants each had a life of 5 years and were valued at $885,000 and $4,130,000, respectively, using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$2.95
Expected Term	5 years
Expected Volatility	706%
Dividend Yield	0%
Risk-Free Interest Rate	1.61%

A summary of the warrant activity for the year ended December 31, 2010 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2009	-	$-	-	$-
Granted	1,700,000	$1.00	4.62	$850,000
Exercised	-	$-	-	$-
Expired/Cancelled	-	$-	-	$-
Outstanding at December 31, 2010	1,700,000	$1.00	4.62	$850,000
Exercisable at December 31, 2010	1,700,000	$1.00	4.62	$850,000
Weighted Average Grant Date Fair Value		$1.30

The fair market value of the 300,000 warrants issued for non-employee services at grant date is $885,000 and was expensed as share-based compensation non-employee for year ended December 31, 2010.

We determined that this transaction is subject to accounting under ASC 470-20 “ Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement”).   The fair market value of the 1,400,000 warrants issued in connection with the August 2010 issuance of $1,000,000 principal amount unsecured, 8% convertible debentures at grant date is $790,131. Accordingly, the derivative liability discount warrant value of $790,131 has been recorded as additional paid-in capital and a contra account to the $1,000,000 principal amount of the convertible debentures.

The debenture’s contractual coupon accrued interest at December 31, 2010 is $58,233.  In accordance with the terms of the debentures, the Company has elected to issue shares of common stock to satisfy the accrued interest due to the debenture holders on January 1, 2011.  The accrued interest is convertible into 104,708 shares of common stock at conversion rates ranging from $0.40 to $0.50 per share.  The Company’s closing stock price was $1.50 on December 31, 2010. The resulting $157,062 common stock value has been recognized as interest expense and accrued interest at December 31, 2010.

At December 31, 2010, the unamortized debt discount was $695,807. During the year ended December 31, 2010, the Company recognized a total of $94,324 of interest expense from the amortization of the discount on the derivative liability component. The discount on the derivative liability component will be amortized using the effective interest method through August 13, 2013.  The total effective interest rate on the liability component was 14 percent. At December 31, 2009, the Company did not have convertible debentures with warrants issued and outstanding.

The following table summarizes the principal, debt discount and equity components of our convertible debentures derivative liability carrying amount:

December 31, 2010
Principal	$1,000,000
Unamortized debt discount	(695,807)
Net carrying amount	$304,193

Equity component (recognized in Additional paid-in capital)	$790,131

At December 31, 2010, the convertible debentures if-converted shares of common stock of 2,250,000, at rates ranging from $0.40 to $0.50 per share, have a value of $3,375,000 that exceeds the principal amount of the convertible debentures by $2,375,000 using the common stock closing price of $1.50 per share.